CURRENT FINANCIAL ASSETS AND OTHER FINANCIAL LIABILITIES - Financial Derivatives (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Positive fair value	€ 11,565	€ 38,636
Negative fair value	(36,520)	(2,140)
Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Positive fair value	10,672	37,982
Negative fair value	(36,135)	(2,060)
Currency risk | Other foreign exchange derivative
Disclosure of detailed information about financial instruments [line items]
Positive fair value	893	654
Negative fair value	(385)	(80)
Currency risk | Cash flow hedges | Forward contract
Disclosure of detailed information about financial instruments [line items]
Positive fair value	4,437	37,214
Negative fair value	(34,973)	(2,060)
Commodity price risk | Cash flow hedges | Commodities contract
Disclosure of detailed information about financial instruments [line items]
Positive fair value	182	271
Negative fair value	(1,162)	0
Interest rate risk | Cash flow hedges | Interest rate cap contract
Disclosure of detailed information about financial instruments [line items]
Positive fair value	6,053	497
Negative fair value	€ 0	€ 0